Financial risk management	9 Months Ended
Sep. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of nature and extent of risks arising from financial instruments [text block]	Financial risk management
Company’s risk management includes credit, market, liquidity and operational risks. Risk management activities are carried out by independent and specialized structures, in accordance with previously defined policies and strategies. In general, the activities and processes seek to identify, measure, and control the financial and non-financial risks to which Inter is subject to.
The model adopted by Inter & Co, Inc., involves a structure of areas and committees that seek to ensure:
•Segregation of function;
•Specific unit for risk management;
•Defined management process;
•Clear norms and competence structure;
•Defined limits and margins; and
•Reference to best management practices.
a.Credit risk
Credit risk is defined as the possibility of losses associated with the failure of the borrower or counterparty to meet their respective financial obligations on the agreed-upon terms and devaluation of a credit agreement arising from the increased risk of default by the borrower, among others.
The financial instruments subject to credit risk are submitted to careful credit evaluation prior to contracting, as well as throughout the term of the respective operations. The credit analyses are based on the borrower's (or counterparty's) economic and financial capacity behavior, including payment history and credit reputation, in addition to the terms and conditions of the respective credit operation, including terms, rates and guarantees.
Loans and advances to customers, as shown in Note 12, are mainly represented by the following operations:
•Credit card: credit operations related to credit card limits, without attached guarantees;
•Business loans: working capital operations, receivables, discounts and loans in general, with or without attached guarantees;
•Real estate loans: loans and financing operations secured by real estate;
•Personal loans: loan and payroll card operations, personal loans with and without transfer guarantees; and
•Agribusiness loans: financing operations for costing, investment, commercialization and/or industrialization granted to rural producers, with or without attached guarantees.
Mitigation of Exposure
In order to maintain the exposures within the risk levels established by senior management, Inter adopts measures to mitigate credit risk. Exposure to credit risk is mitigated through the structuring of guarantees, adapting the risk level to be incurred to the characteristics of the collateral taken at the time of granting. Risk indicators are monitored on an on-going basis and proposal for alternatives forms of mitigation are assessed, whenever the exposure behavior to credit risk of any unit, region, product or segment requires it. Additionally, credit risk mitigation takes place through product repositioning and adjusting operational processes or operation approval levels.
In addition to the activities described above, goods pledged in guarantee are subject to a technical assessment / valuation at least once every twelve months. In the case of personal guarantees, an analysis of the financial and economic circumstances of the guarantor is made considering their other debts with third parties, including tax, social security and labor debt.
Credit standards guide operational units and cover, among other aspects, the classification, requirement, selection, assessment, formalization, control and reinforcement of guarantees, aiming to ensure the adequacy and sufficiency of mitigating instruments throughout the cycle of the loan.
In 2023 there was no material changes to the nature of the credit risk exposures, how they arise or the Group’s objectives, policies and processes for managing them, although Inter continues to refine its internal risk management processes.
Measurement
The measurement of credit risk by Inter is carried out considering the following:
•At the time that credit is granted, an assessment of a customer’s financial condition is undertaken through the application of qualitative and quantitative methods and using information collected from the market, in order to support the adequacy of the risk exposure being proposed;
•The assessment is carried out at the counterparty level, considering information on guarantors where applicable. The exposure to the credit risk is also measured in extreme scenarios, using stress techniques and scenario analysis. The models applied to determine the rating of customers and loans are reviewed periodically in order to ensure they reflect the macroeconomic scenario and actual loss experience, as per information in note 12;
•The aging of late payments in portfolios is monitored in order to identify trends or changes in the behavior of non-performing loans and allow the adoption of mitigating measures when required;
•Expected credit loss reflects the risk level of loans and allows monitoring and control of the portfolio’s exposure level and the adoption of risk mitigation measures;
•The expected credit loss is a forecast of the risk levels of the credit portfolio. Its calculation is based on the historical payment behavior and the distribution of the portfolio by product and risk level. This is a key input to the process of pricing loans and advances to customers; and
•In addition to the monitoring and measurement of indicators under normal conditions, simulations of changes in business environment and economic scenario are also performed in order to predict the impact of such changes in levels of exposure to risks, provisions and balance of such portfolios and to support the process of reviewing the exposure limits and the credit risk policy.
Guarantees of real estate loans and financing
The tables below present the credit exposure of real estate loans and advances to retail customers, broken down by loan-to-value. The loan-to-value is calculated by the ratio between the gross value of the exposure and the value of the guarantee. Gross amounts exclude any provision for impairment:

	09/30/2023	12/31/2022
Lower than 30%	761,440	693,322
31 - 50%	1,822,041	1,689,190
51 - 70%	2,750,187	2,308,020
71 - 90%	2,143,947	1,503,703
Higher than 90%	50,195	57,577
	7,527,810	6,251,812
a.Liquidity risk
Liquidity risk is the possibility of the Group not being able to meet its expected or unexpected financial obligations efficiently, including those obligations arising from guarantees provided or even unexpected customer redemptions. Thus, liquidity risks also include the possibility that Inter is unable to negotiate the sale of assets at market prices and, in turn, incur additional losses. There were no material changes in the nature of liquidity risk exposures as of September 30, 2023.
b.Analyses of financial instruments by remaining contractual term
The table below presents the projected future realizable value of Inter’s financial assets and liabilities by contractual term:

	09/30/2023
	Note	Up to 3 months	3 months Up to 1 year	Above 1 year	Total
Financial assets
Cash and cash equivalents	8	4,297,078	—	—	4,297,078
Amounts due from financial institutions	9	3,474,244	—	—	3,474,244
Compulsory deposits at Central Bank of Brazil		2,190,872	—	—	2,190,872
Securities	10	478,410	172,499	14,257,388	14,908,297
Derivative financial assets	11	9,389	—	—	9,389
Loans and advances to customers	12.e	6,965,993	6,910,440	13,167,168	27,043,601
Other assets	17	—	—	107,977	107,977
Total		17,415,986	7,082,939	27,532,533	52,031,458

Financial liabilities
Liabilities with financial and similar institutions	18	9,418,245	—	—	9,418,245
Liabilities with customers	19	14,488,579	2,221,181	12,354,228	29,063,988
Securities issued	20	1,260,814	2,447,535	3,754,216	7,462,565
Derivative financial liabilities	11	7,466	5,416	8,177	21,059
Borrowing and onlending	21	72,155	(3,185)	18,679	87,649
Total		25,247,259	4,670,947	16,135,300	46,053,506

	12/31/2022
	Note	Up to 3 months	3 months Up to 1 year	Above 1 year	Total
Financial assets
Cash and cash equivalents	8	1,331,648	—	—	1,331,648
Amounts due from financial institutions	9	4,258,856	—	—	4,258,856
Compulsory deposits at Central Bank of Brazil		2,854,778	—	—	2,854,778
Securities	10	666,788	272,489	11,509,288	12,448,565
Loans and advances to customers	12.e	6,199,963	5,916,020	10,582,345	22,698,328
Other assets	17	—	—	87,318	87,318
Total		15,312,033	6,188,509	22,178,951	43,679,493

Financial liabilities
Liabilities with financial and similar institutions	18	7,906,897	—	—	7,906,897
Liabilities with customers	19	14,873,030	849,420	7,920,354	23,642,804
Securities issued	20	1,149,070	421,032	4,632,063	6,202,165
Derivative financial instruments	11	—	—	37,768	37,768
Borrowing and onlending	21	4,987	4,138	27,323	36,448
Total		23,933,984	1,274,590	12,617,508	37,826,082

c.Financial assets and liabilities using a current/non-current classification
The following table represents the Group's financial assets and liabilities, segregated into current (expected to be realized within 12 months of the reporting date) and non-current (expected to be realized more than 12 months after the reporting date), taking into account their contractual maturity at the date of these unaudited condensed consolidated interim financial statement:

		09/30/2023
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	4,297,078	—	4,297,078
Amounts due from financial institutions	9	3,474,244	—	3,474,244
Compulsory deposits at Central Bank of Brazil		2,190,872	—	2,190,872
Securities	10	650,909	14,257,388	14,908,297
Derivative financial assets	11	9,389	—	9,389
Loans and advances to customers, net of provisions for expected loss	12	12,277,314	13,019,306	25,296,620
Other assets	17	—	107,977	107,977
Total		22,899,806	27,384,671	50,284,477

Liabilities
Liabilities with financial institutions	18	9,418,245	—	9,418,245
Liabilities with customers	19	16,709,760	12,354,228	29,063,988
Securities issued	20	3,708,349	3,754,216	7,462,565
Derivative financial liabilities	11	12,882	8,177	21,059
Borrowing and onlending	21	68,970	18,679	87,649
Total		29,918,206	16,135,300	46,053,506

		12/31/2022
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	1,331,648	—	1,331,648
Amounts due from financial institutions	9	4,258,856	—	4,258,856
Compulsory deposits at Central Bank of Brazil		2,854,778	—	2,854,778
Securities	10	939,277	11,509,288	12,448,565
Loans and advances to customers, net of provisions for expected loss	12	11,159,852	10,220,064	21,379,916
Other assets	17	—	87,318	87,318
Total		20,544,411	21,816,670	42,361,081

Liabilities
Liabilities with financial institutions	18	7,906,897	—	7,906,897
Liabilities with customers	19	15,722,450	7,920,354	23,642,804
Securities issued	20	1,570,102	4,632,063	6,202,165
Derivative financial liabilities	11	—	37,768	37,768
Borrowing and onlending	21	9,126	27,322	36,448
Total		25,208,575	12,617,507	37,826,082

d.Market risk
Market risk is the possibility of losses resulting from fluctuations in the fair value of financial instruments held by the Inter&Co, including the risks of transactions subject to changes in foreign exchange rates, interest rates, stock prices and commodity prices.
At Inter&Co, market risk management has, among others, the objective of supporting the business areas, establishing processes and implementing tools necessary for the assessment and control of related risks, allowing the measurement and monitoring of risk levels, as defined by Senior Management.
The market risk policy is monitored by the Asset and Liability Committee. Market risk controls allow the analytical assessment of information and are in a constant process of improvements. The Inter&Co have improved the internal aspects of risk management and mitigation.
Measurement
Within the risk management process, Inter&Co classifies its operations, including derivative financial instruments, as follows:
•Trading book: considers all operations intended to be traded before their contractual maturity or intended to hedge the trading portfolio.
•Banking book: considers operations not classified in the trading portfolio, the main characteristic of which is the intention to hold the respective operations until maturity
In line with market practices, Inter&Co manages its risks dynamically, seeking to identify, measure, evaluate, monitor, report, control and mitigate the exposures to market risks of its own positions. One of the methods of assessing the positions subject to market risk is the Value at Risk (VaR) model. The methodology used to calculate VaR is the parametric model with a confidence level (CL) of 99% and a time horizon (TH) of twenty one days.
We present below the 21-day VaR of the trading book:

R$ thousand	09/30/2023	12/31/2022
Risk factor
Price index coupons	4,827	4,133
Pre fixed interest rate	40	541
Foreign currency coupons	93	883
Foreign currencies	4,298	624
Share price	—	528
Subtotal	9,258	6,709

Diversification effects (correlation)	3,076	1,958
Value-at-Risk	6,182	4,751
The VaR of the banking book:

R$ thousand	09/30/2023	12/31/2022
Risk factor
Price index coupons	496,644	234,172
Interest rate coupons	41,287	77,448
Pre fixed interest rate	21,717	55,003
Others	13,697	1,398
Subtotal	573,345	368,021

Diversification effects (correlation)	53,467	30,767
Value-at-Risk	519,878	337,254
e.Sensitivity analysis
To determine the sensitivity of the positions to market movements, a sensitivity analysis was carried out in different scenarios, considering the relevant risk factors.
•Scenario I: Parallel shocks of 1 basis point in the coupon rates of the price index, dollar coupon, interest rate and fixed rate, considering the worst losses resulting by risk factor and, consequently, not considering the correlation between macroeconomic variables .
•Scenario II: 25% shock on the price index coupon, dollar coupon, interest rate and prefixed rate, considering the worst resulting losses per risk factor and, consequently, not considering the correlation between macroeconomic variables
•Scenario III: 50% shock on price index, dollar coupon, interest rate and fixed rate coupon rates, considering the worst resulting losses by risk factor and, consequently, not considering the correlation between macroeconomic variables.
The table below shows the results of the above scenarios:

Exposures - R$ thousand
Banking and Trading book		Scenarios					09/30/2023
Risk factor	Risk of variation in:	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
IPCA coupon	Price index coupon	increase	(4,046)	increase	(512,831)	increase	(955,548)
IGP-M coupon	Price index coupon	increase	(17)	increase	(2,003)	increase	(3,848)
Pre-fixed rate	Pre-fixed rate	increase	(1,671)	increase	(439,281)	increase	(837,480)
TR coupon	Interest rate coupon	increase	(900)	increase	(193,964)	increase	(343,490)
USD coupon	Price index coupon	decrease	(5)	decrease	(489)	decrease	(988)

Exposures - R$ thousand
Banking and Trading book		Scenarios					12/31/2022
Risk factor	Risk of variation in:	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
IPCA coupon	Price index coupon	increase	(3,085)	increase	(421,495)	increase	(784,028)
IGP-M coupon	Price index coupon	increase	(21)	increase	(2,949)	increase	(5,542)
Pre-fixed rate	Pre-fixed rate	increase	(470)	increase	(162,809)	increase	(338,073)
TR coupon	Interest rate coupon	increase	(850)	increase	(188,954)	increase	(334,415)
f.Operational risk
Operational risk is defined as the possibility of losses resulting from failure, deficiency or inadequacy of any internal processes involving people, systems or from external and unexpected events. This definition includes possible losses from fraud, labor risk, as well as legal risks associated with regulatory or even contractual aspects. In line with best governance practices, Inter&co has an area dedicated to managing and monitoring operational risk, with defined policies and controls implemented according to the nature and complexity of the products, services and activities.